Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000219236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[1]	4.62%	0.44%	1.52%
C000070760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Average Annual Return, Percent		(0.21%)	(0.71%)	0.90%
C000024704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Average Annual Return, Percent		0.05%	(0.69%)	1.05%
C000219237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[2]	5.16%	0.46%	1.66%
C000130166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		6.92%	0.71%	2.48%
C000034363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Average Annual Return, Percent		4.85%	(0.28%)	1.59%
C000034361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Average Annual Return, Percent		1.77%	(0.47%)	1.75%
Without Sales Load [Member] | C000070760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without sales load
Average Annual Return, Percent		4.46%	0.21%	1.36%
Without Sales Load [Member] | C000024704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without sales load
Average Annual Return, Percent		4.81%	0.23%	1.52%
Without Sales Load [Member] | C000034363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares without sales load
Average Annual Return, Percent		5.85%	(0.28%)	1.59%
Without Sales Load [Member] | C000034361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without sales load
Average Annual Return, Percent		6.62%	0.44%	2.22%
Morningstar Municipal Ohio Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal Ohio Funds Category Average
Average Annual Return, Percent		4.64%	0.20%	1.35%
S And P Municipal Bond Ohio Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Ohio Index
Average Annual Return, Percent		3.94%	0.54%	2.17%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.16%	0.79%	2.01%
S And P Municipal Bond Pennsylvania Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Average Annual Return, Percent		4.39%	0.80%	2.14%
Morningstar Muni Pennsylvania Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Pennsylvania Funds Category Average
Average Annual Return, Percent		4.98%	0.19%	1.60%
Morningstar High Yield Muni Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Muni Funds Category Average
Average Annual Return, Percent		5.49%	(0.04%)	2.12%
S And P Municipal Bond 10 AAA And AA 15 A 25 BBB 50 High Yield All 3 Year Plus Sub Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index
Average Annual Return, Percent		6.30%	1.06%	3.15%

[1]
The Fund’s Institutional Shares commenced operations on April 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares.

[2]
The Fund's Institutional Shares commenced operations on April 28, 2020. For the periods prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares.